Operating Leases Activity right of us asset (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 1,776,000
Additions to right-of-use assets	24,195,000
Depreciation, right-of-use assets	(8,030,000)	$ 0
Right-of-use assets	67,266,000		$ 51,101,000	$ 0
Payments of finance lease liabilities, classified as financing activities	7,129,000	$ 0
Vessels [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	24,195,000
Depreciation, right-of-use assets	7,736,000
Right-of-use assets	64,925,000		48,466,000
Drydock [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0
Depreciation, right-of-use assets	294,000
Right-of-use assets	$ 2,341,000		$ 2,635,000